Offerings - Offering: 1	Aug. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit	0.1695
Maximum Aggregate Offering Price	$ 5,085,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 778.51
Offering Note
(1)
Represents up to 30,000,000 shares of common stock, $0.0001 par value per share (the “Common Stock”), of Nuburu, Inc. (“Registrant”) that will be offered for resale by the selling stockholder pursuant to the prospectus contained in the registration statement to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.